Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue

Revenue consists of the following:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Base commission from transactions	269,640	320,757	331,623
Innovation initiatives and other value-added services	15,317	18,347	23,200
Total	284,957	339,104	354,823

Schedule of Revenue Recognized

The following table summarized the Group’s revenues recognized at a point in time or over time:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Timing of Revenue Recognition:
Services transferred at a point in time	272,207	330,254	343,883
Services transferred over time	6,898	7,050	10,144
Goods transferred at a point in time	5,852	1,800	796
	284,957	339,104	354,823